Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill are as follows:

	Merchant Solutions (1)	Digital Wallets (2)	Total
December 31, 2023	$637,446	$1,385,956	$2,023,402
Foreign exchange	-	(46,551)	(46,551)
December 31, 2024	$637,446	$1,339,405	$1,976,851
Foreign exchange	-	101,898	101,898
Reduction during the period (3)	(2,402)	-	(2,402)
December 31, 2025	$635,044	$1,441,303	$2,076,347

(1)
Accumulated impairment loss was $1,159,145 for all periods presented within the Merchant Solutions segment.
(2)
Accumulated impairment loss was $723,042 for all periods presented within the Digital Wallets segment.
(3)
Reductions to goodwill within the Merchant Solutions segment relate to the sale of the direct marketing payment processing business line (See Note 12). Goodwill was allocated using a fair value allocation methodology which considered an income and market approach (a Level 3 measurement) as well as the fair value consideration of the disposed business (a Level 2 measurement).